UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	General Partner [Member]	Limited Partner [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 26,008	$ 1,743,717	$ 1,769,725
Beginning balance, shares at Dec. 31, 2021	622,555	30,197,087
Cash distribution paid ($0.05 per unit—see Note 13)	$ (31)	$ (1,510)	(1,541)
Stock based compensation (see Note 8)	0	42	42
Net income	1,713	83,952	85,665
Ending balance, value at Mar. 31, 2022	$ 27,690	$ 1,826,201	1,853,891
Ending balance, shares at Mar. 31, 2022	622,555	30,197,087
Cash distribution paid ($0.05 per unit—see Note 13)	$ (31)	$ (1,510)	(1,541)
Stock based compensation (see Note 8)	0	40	40
Net income	2,363	115,797	118,160
Ending balance, value at Jun. 30, 2022	$ 30,022	$ 1,940,528	1,970,550
Ending balance, shares at Jun. 30, 2022	622,555	30,197,087
Beginning balance, value at Dec. 31, 2022	$ 37,469	$ 2,305,494	2,342,963
Beginning balance, shares at Dec. 31, 2022	622,296	30,184,388
Cash distribution paid ($0.05 per unit—see Note 13)	$ (31)	$ (1,509)	(1,540)
Stock based compensation (see Note 8)	0	1	1
Net income	1,982	97,183	99,165
Ending balance, value at Mar. 31, 2023	$ 39,420	$ 2,401,169	2,440,589
Ending balance, shares at Mar. 31, 2023	622,296	30,184,388
Cash distribution paid ($0.05 per unit—see Note 13)	$ (31)	$ (1,509)	(1,540)
Stock based compensation (see Note 8)	0	1	1
Net income	2,246	110,062	112,308
Ending balance, value at Jun. 30, 2023	$ 41,635	$ 2,509,723	$ 2,551,358
Ending balance, shares at Jun. 30, 2023	622,296	30,184,388